Amount Due from/to Related Parties (Details) - Schedule of Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statement of Comprehensive Income [Abstract]
Share Based payment to service provider	$ (2,850,000)
Advertising expenses	(908,711)	(591,289)
Shares issued to Board of Directors	(195,000)
Interest on convertible loans (note 27)	(137,500)	(322,748)
Interest on working capital loans (note 27)		(88,757)
Revenues from Du and Mobily	1,059,795	1,248,248
Fees paid to Du and Mobily (cost of revenue)	$ (244,898)	$ (305,394)